OTHER CURRENT ASSETS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Movement of the allowance for credit losses related to other current assets
Balance at the beginning of the year	¥ 2,317	¥ 2,267	¥ 2,235
Allowance made during the year	19,786
Foreign exchange impact	(58)	50	32
Balance at the end of the year	¥ 22,045	¥ 2,317	¥ 2,267